Quarterly Financial Information (Unaudited) (Details) - Schedule of quarterly financial information of balance sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 25, 2020	Jul. 28, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance Sheet
Total assets	$ 401,477,000	$ 414,911,000					$ 293,873,000
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	72,598,000	63,978,000					62,858,000
Total liabilities	374,152,000	340,445,000					106,894,000
Shareholders’ equity
Preferred stock	13,000	13,000					13,000
Class A ordinary shares – $0.0001 par value	1,000	1,000					0
Additional paid-in-capital	687,692,000	682,671,000					668,178,000
Accumulated deficit	(660,381,000)	(608,219,000)					(481,212,000)
Total stockholders’ equity	27,325,000	74,466,000				$ 164,650,000	186,979,000	$ 191,480,000	$ 98,512,000
Total liabilities and shareholders’ equity	401,477,000	414,911,000					$ 293,873,000
ArcLight
Balance Sheet
Total assets	278,017,361	278,826,627
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	4,162,150	1,207,962
Deferred underwriting commissions	9,712,500	9,712,500
Derivative warrant liabilities	122,560,000	49,310,000
Total liabilities	136,434,650	60,230,462
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	136,582,710	213,596,160
Shareholders’ equity
Preferred stock	0	0
Class A ordinary shares – $0.0001 par value	1,409	639
Additional paid-in-capital	115,719,294	38,706,614
Accumulated deficit	(110,721,396)	(33,707,942)
Total stockholders’ equity	5,000,001	5,000,005			$ 0
Total liabilities and shareholders’ equity	$ 278,017,361	278,826,627
As Previously Reported | ArcLight
Balance Sheet
Total assets		278,826,627	$ 279,941,343	$ 252,456,400
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities		1,207,962	1,102,095	1,109,161
Deferred underwriting commissions		9,712,500	9,712,500	8,750,000
Derivative warrant liabilities		0	0	0
Total liabilities		10,920,462	10,814,595	9,859,161
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		262,906,160	264,126,740	237,597,230
Shareholders’ equity
Preferred stock		0		0
Class A ordinary shares – $0.0001 par value		146	134	124
Class B ordinary shares – $0.0001 par value		694	694	719
Additional paid-in-capital		6,283,496	5,062,928	5,039,923
Accumulated deficit		(1,284,331)	(63,748)	(40,757)
Total stockholders’ equity		5,000,005	5,000,008	5,000,009
Total liabilities and shareholders’ equity		278,826,627	279,941,343	252,456,400
Restatement Adjustment | ArcLight
Balance Sheet
Total assets		0	0	0
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities		0	0	0
Deferred underwriting commissions		0	0	0
Derivative warrant liabilities		49,310,000	16,350,000	16,090,000
Total liabilities		49,310,000	16,350,000	16,090,000
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		(49,310,000)	(16,350,000)	(16,090,000)
Shareholders’ equity
Preferred stock		0		0
Class A ordinary shares – $0.0001 par value		493	163	161
Class B ordinary shares – $0.0001 par value		0	0	0
Additional paid-in-capital		32,423,118	(536,552)	672,550
Accumulated deficit		(32,423,611)	536,389	(672,711)
Total stockholders’ equity		0	0	0
Total liabilities and shareholders’ equity		0	0	0
As Restated | ArcLight
Balance Sheet
Total assets		278,826,627	279,941,343	252,456,400
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities		1,207,962	1,102,095	1,109,161
Deferred underwriting commissions		9,712,500	9,712,500	8,750,000
Derivative warrant liabilities		49,310,000	16,350,000	16,090,000
Total liabilities		60,230,462	27,164,595	25,949,161
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		213,596,160	247,776,740	221,507,230
Shareholders’ equity
Preferred stock		0		0
Class A ordinary shares – $0.0001 par value		639	297	285
Class B ordinary shares – $0.0001 par value		694	694	719
Additional paid-in-capital		38,706,614	4,526,376	5,712,473
Accumulated deficit		(33,707,942)	472,641	(713,468)
Total stockholders’ equity		5,000,005	5,000,008	5,000,009
Total liabilities and shareholders’ equity		$ 278,826,627	$ 279,941,343	$ 252,456,400